Goodwill and Other Intangible Assets Goodwill and Other Intangible Assets - Estimated Five-Year Amortization (Details) $ in Millions	Dec. 31, 2017 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	$ 64
Finite-Lived Intangible Assets, Amortization Expense, Year Two	63
Finite-Lived Intangible Assets, Amortization Expense, Year Three	63
Finite-Lived Intangible Assets, Amortization Expense, Year Four	57
Finite-Lived Intangible Assets, Amortization Expense, Year Five	$ 14